Convertible debentures (Schedule of detailed information about consolidated financial statements) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 2,980,948	$ 2,838,170
Interest payable	872,325	709,889
Convertible debentures	3,853,273	3,548,059
Derivative liability	1,570,675	1,079,393
Equity component of convertible debentures	696,671	3,220,473
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	272,501	279,834	$ 1,179,603
Interest expense	602,900	540,929	469,425
Loss (gain) on revaluation of derivative liabilities	78,915	(658,503)	(409,607)
Loss on conversion of convertible debentures	45,535	21,120	94,326
Loss (gain) on repayment of convertible debentures	62,253	27,243	(47,877)
Loss on extinguishment of convertible debentures	$ 452,248	$ 1,400,823	$ 200,650
Consolidated Statements of Changes in Equity
Number of common shares issued on conversion of convertible debentures	36,805,300	30,346,660	26,443,820
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 287,460	$ 270,000	$ 63,490
Amount of interest repaid in cash	72,867	64,679	88,465
USD denominated debentures with equity components [Member]
Loan Principal
Loan principal outstanding	$ 1,413,245	$ 1,261,265
Terms of Loan
Annual interest rate		24.00%
Effective annual interest rate	24.00%	24.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 1,413,245	$ 1,261,265
Interest payable	333,000	344,993
Convertible debentures	1,746,245	1,606,258
Derivative liability	0	0
Equity component of convertible debentures	696,671	3,220,473
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	5,636	18,258	28,000
Interest expense	329,432	273,458	230,058
Loss (gain) on revaluation of derivative liabilities	0	0	0
Loss on conversion of convertible debentures	0	0	0
Loss (gain) on repayment of convertible debentures	0	0	0
Loss on extinguishment of convertible debentures	(5,636)	33,488	(28,007)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	159,106	250,000	0
Amount of interest converted to common shares	$ 44,106	$ 30,016	$ 0
Number of common shares issued on conversion of convertible debentures	5,566,285	6,406,250	0
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 16,000	$ 0	$ 0
Amount of interest repaid in cash	$ 14,339	$ 12,973	14,941
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%
Conversion price to common shares	$ 0.03	$ 0.03
Remaining life (in months)	0 months	0 months
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%
Conversion price to common shares	$ 0.04	$ 0.04
Remaining life (in months)	4 months	4 months
CAD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 1,523,657	$ 2,146,715
Consolidated Statements of Financial Position
Carrying value of loan principal	1,461,356	1,499,667
Interest payable	506,685	334,511
Convertible debentures	1,968,041	1,834,178
Derivative liability	1,444,932	783,650
Equity component of convertible debentures	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	174,437	243,162	1,086,385
Interest expense	262,743	254,523	232,211
Loss (gain) on revaluation of derivative liabilities	179,315	(507,186)	(379,736)
Loss on conversion of convertible debentures	0	0	0
Loss (gain) on repayment of convertible debentures	(8,269)	0	(661)
Loss on extinguishment of convertible debentures	376,297	1,169,800	99,078
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	60,197	455,000	0
Amount of interest converted to common shares	$ 197	$ 204,189	$ 0
Number of common shares issued on conversion of convertible debentures	1,203,945	14,391,709	0
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 88,326	$ 0	$ 7,490
Amount of interest repaid in cash	$ 58,528	$ 47,353	73,524
CAD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%
Effective annual interest rate	14.00%	22.00%
Conversion price to common shares	$ 0.05	$ 0.05
Remaining life (in months)	0 months	0 months
CAD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%
Effective annual interest rate	270.00%	131.00%
Conversion price to common shares	$ 0.1	$ 0.1
Remaining life (in months)	6 months	11 months
USD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 231,250	$ 405,001
Consolidated Statements of Financial Position
Carrying value of loan principal	106,347	77,238
Interest payable	32,640	30,385
Convertible debentures	138,987	107,623
Derivative liability	125,743	295,743
Equity component of convertible debentures	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	92,428	18,414	65,218
Interest expense	10,725	12,948	7,156
Loss (gain) on revaluation of derivative liabilities	(100,400)	(151,317)	(29,871)
Loss on conversion of convertible debentures	45,535	21,120	94,326
Loss (gain) on repayment of convertible debentures	70,522	27,243	(47,216)
Loss on extinguishment of convertible debentures	81,587	197,535	129,579
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	431,907	232,700	712,100
Amount of interest converted to common shares	$ 8,469	$ 4,654	$ 12,680
Number of common shares issued on conversion of convertible debentures	30,035,070	9,548,701	26,443,820
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 183,134	$ 270,000	$ 56,000
Amount of interest repaid in cash	$ 0	$ 4,353	$ 0
USD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	2.00%	2.00%
Effective annual interest rate	24.00%	24.00%
Remaining life (in months)	0 months	0 months
USD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	4.00%	4.00%
Effective annual interest rate	176.00%	5158.00%
Remaining life (in months)	12 months	11 months